091-16408

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT - 8 2013
DIVISION OF TRADING & MARKETS

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SEC
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OCT 7 - 2013
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13035056

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
The NASDAQ Stock Market LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open End Management Investment Company
3. Class of New Derivative Securities Product:
Exchange Traded Fund
4. Name of Underlying Instrument:
WisdomTree Emerging Markets Consumer Growth Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
EMCG
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
BM&FBOVESPA, Sant. Comerc Bangkok, Korea SE, Philippines, Indonesia, Natl India, Johannesburg, Hong Kong, Bursa Malaya, Istanbul, Mexico, KOSDAQ, Taiwan, Warsaw, London Intl
8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle T+3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
N/A

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Lisa Roberts

Title:
Vice President, Listing Qualifications

Telephone Number:
(301) 978-8081

Manual Signature of Official Responsible for Form:
[signature]

Date:
10/3/2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 07 2013

SEC 2449 (6-01)